Income tax and social contribution (Details 3) (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation Of The Income Tax And Social Contribution Expense [Abstract]
Profit for the year before taxes		R$ 1,217,623	R$ 683,504	R$ 155,359
Statutory rate		34.00%	34.00%	34.00%
Expected income tax and social contribution		R$ (413,992)	R$ (232,391)	R$ (52,822)
Permanent additions (exclusions)
Gifts		(352)	(375)
R&D and technological innovation benefit-Law 11.196/05	[1]	58,893	24,987	15,898
Interest on own capital				8,860
Taxation of income abroad	[2]	45,008
Other additions		3,309	3,069	485
Income tax and social contribution expense		R$ (307,134)	R$ (204,711)	R$ (27,580)
Effective rate		25.00%	30.00%	18.00%
Income tax and social contribution-current		R$ (180,884)	R$ (214,988)	R$ (7,431)
Income tax and social contribution-deferred		R$ (126,331)	R$ 10,278	R$ (20,149)

[1]	Refers to the benefit granted by the Technological Innovation Law (Lei do Bem), which reduces the income tax charges, based on the amount invested by PagSeguro Group on specific intangible assets, see Note 11.
[2]	Refers to the benefit based on the local law of the Cayman Islands (specifically, the Companies Law of 1960). There is no taxation on the income earned in the companies based in this jurisdiction. As a result of the local tax regulations, all the exchange variantions from U.S. dollars to reais which generate income have no tax impacts for PagSeguro Digital.